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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: June 30, 2005
 ---------------------------------------------

 Check here if Amendment  [ ];    Amendment Number:
 This Amendment (Check Only one).:
       [ ]  is a restatement.
       [ ]  adds new holding entries.

 Institutional Investment Manager Filing this Report:
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 Name:                  Legal & General Assurance Society Limited

 Address:               Temple Court, 11 Queen Victoria Street,
                        London EC4N 4TP, England


 Form 13F File Number : 28-1480

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf Of Reporting Manager:


 Name:             T. Breedon

 Title:            Group Director

 Phone:            00-44207-528-6722

 Signature, Place, and Date of Signing:


 \s\ T. Breedon

 T. Breedon                    London, England          August 10, 2005

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 Report Type (Check Only One.):
 -----------------------------

 [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this file reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 -------------------------------------------------

 Form 13F File Number   Name

 28-1490                Legal & General Group Plc